Summary of Significant Accounting Policies (Details Narrative)	3 Months Ended
Aug. 31, 2016 shares
Accounting Policies [Abstract]
Potentially dilutive securities excluded from the computation of basic and diluted net loss per share	253,131
Stock options outstanding